INCOME TAXES (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
INCOME TAXES
Depreciation & Amortization	$ 68,388	$ 73,032	$ 86,501	$ 69,519
Reserves and Accruals			171,338	169,791
Research & Development Credits			0	0
Net Operating Loss Carryforwards			555,578	182,911
Gross Deferred Tax Assets			726,916	352,702
Valuation Allowance			(726,916)	(352,702)
Net Deferred Tax Assets			$ (374,214)	$ (338,388)